WESTCORE TRUST

Supplement dated December 23, 2016 to the Westcore Equity and Bond Funds Prospectus, dated April 29, 2016, as supplemented May 9, 2016, August 29, 2016, and October 27, 2016, and the Summary Prospectuses for the Westcore Growth Fund, Westcore MIDCO Growth Fund and Westcore Select Fund, each dated April 29, 2016 and supplemented on October 27, 2016.

As was announced on October 27, 2016, effective December 27, 2016, the Westcore Growth Fund, Westcore MIDCO Growth Fund and Westcore Select Fund will be repositioned.

Westcore Small-Cap Growth Fund II Summary Prospectus/Summary Section

Effective December 27, 2016, the following replaces the Summary Prospectus/Summary Section for the Westcore Select Fund.

WESTCORE SMALL-CAP GROWTH FUND II

Investment Objective

The Westcore Small-Cap Growth Fund II (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in small-capitalization growth companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Institutional Class
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	0.44%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and Expense Reimbursement(2)	0.00%
Total Annual Fund Operating Expense After Fee Waiver and Expenses Reimbursement(2)	1.10%

(1)
The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

(2)
Denver Investments (the “Adviser”) has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2016 until at least April 30, 2017, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 1.15% for the Fund’s Retail Class for such period. This agreement may not be terminated or modified prior to April 30, 2017 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$112	$350	$606	$1,339

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

WESTCORE SMALL-CAP GROWTH FUND II (CONTINUED)

Principal Investment Strategies of the Fund

•	The Fund emphasizes investments in small companies that the portfolio management team believes to have attractive growth prospects for earnings and/or cash flows.
•	Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in small-capitalization companies.
•
The Fund currently considers “small-capitalization companies” to be those included in, or similar in size to, those included in its benchmark index, the Russell 2000® Growth Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on June 30, 2016 the benchmark capitalization range was $55.5 million to $4.2 billion. As of September 30, 2016, the weighted average market capitalization of the benchmark index was approximately $2.0 billion. Please note that these market capitalization measures will fluctuate over time.

•
The team implements an investment strategy primarily through independent “bottom-up” fundamental research. The team constructs a portfolio designed to generate alpha, or risk-adjusted excess return relative to the Fund’s benchmark, primarily through stock selection.

•
The team uses a proprietary discounted cash flow (DCF) model for purposes of valuing and generating price targets for individual stocks. The DCF model is utilized for two primary purposes – to understand what assumptions are implied in a stock’s current price, and to generate an expected value for each stock, based on the team’s internally generated forecasts.

•
With respect to portfolio structure, the team typically maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

•
The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

•
Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target, certain objective criteria are met or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

•	Risk of Loss: You could lose money by investing in the Fund.
•
Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•
Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

•
Small Company Risk: The Fund is also subject to the general risk that the stocks of smaller and newer companies can involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements due to a number of reasons, including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Small companies in which the Fund may invest typically lack the financial resources, product diversification and competitive strengths of larger companies which may cause the value of the Fund to be more volatile. Small companies may be more thinly-traded than larger, more established companies.

•
Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

WESTCORE SMALL-CAP GROWTH FUND II (CONTINUED)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 9/30/2009 20.13%               Lowest Quarterly Return: 9/30/2011 (25.93)%

Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Small-Cap Growth Fund II	1 Year	5 Years	10 Years
Retail Class**
Return Before Taxes	(11.81)%	1.29%	5.84%
Return After Taxes on Distributions	(11.81)%	1.26%	5.53%
Return After Taxes on Distributions and Sale of Fund Shares	(6.69)%	(0.99)%	(4.59)%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	(0.20)%	(11.54)%	8.16%

*
Effective as of December 31, 2016, the Fund’s benchmark is the Russell 2000® Growth Index. The Fund changed its benchmark from the Russell Midcap® Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance.

**	Effective December 27, 2016 the Retail Class is designated Institutional Class.

WESTCORE SMALL-CAP GROWTH FUND II (CONTINUED)

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)

Brian C. Fitzsimons, CFA Partner, Director of Small-Cap Growth Research – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Mitch S. Begun, CFA Partner, Small-Cap Growth Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Adam C. Bliss Partner, Small-Cap Growth Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $250,000 for the Institutional Class. There is no minimum subsequent purchase for the Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly or annually).

Shareholders of the Fund prior to December 27, 2016 will be entitled to the retail class minimums described in the Fund’s statutory prospectus. New investors on or after December 27, 2016 will need to comply with the Institutional Class minimum described above.

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax. Investments held through tax-deferred arrangements may be taxed in the future upon withdrawal.

Financial Intermediary Compensation - Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Westcore Large-Cap Dividend Fund Summary Prospectus/Summary Section

Effective December 27, 2016, the following replaces the Summary Prospectus/Summary Section for the Westcore Growth Fund.

WESTCORE LARGE-CAP DIVIDEND FUND

Investment Objective

The Westcore Large-Cap Dividend Fund (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in large, well-established, dividend-paying companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	None	None
Other Expenses	0.52%	0.63%
Total Annual Fund Operating Expenses	1.17%	1.28%
Fee Waiver and Expense Reimbursement(1)	(0.02)%	(0.33)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(1)	1.15%	0.95%

(1)
Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2016 until at least April 30, 2017. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 1.15% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to April 30, 2017 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in either the Retail Class shares or the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$117	$370	$641	$1,417
Institutional Class	$97	$373	$670	$1,515

WESTCORE LARGE-CAP DIVIDEND FUND (CONTINUED)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies of the Fund

•
The Fund emphasizes investments in large, dividend-paying companies that meet the portfolio management team’s investment criteria based on various financial measures/ratios and have improving business prospects due to strong company and industry dynamics. The team seeks to optimize the portfolio based on a company’s ability to grow its dividend while also taking into account the valuation of a company.

•
The Fund will invest, under normal circumstances, at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in stocks of large, well-established, dividend-paying companies, as measured at the time of purchase.

•
The Fund currently considers “large” companies to be those with a market capitalization of at least $5 billion at the time of purchase. Large companies may benefit from attributes such as market dominance, substantial financial resources and the opportunity to be global leaders in an industry. These characteristics may result in increased stability for a company and a lower-risk investment for the Fund than smaller companies.

•
Through a combination of proprietary quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the ability of companies to pay and consistently grow dividends. In particular, the team typically seeks to identify companies that have paid consistently rising dividends, including those that currently pay dividends on their commons stocks and have maintained or increased their per share dividend payments over the preceding five years.

•
The team researches companies in which the historical consistency and fundamental improvement in free cash flow appear sustainable. The team seeks to develop an understanding of the economics of the business and sustainability of a company’s competitive advantage.

•
With respect to portfolio structure, the team seeks to achieve a balance between current yield, dividend growth and capital preservation without regard to sector limitations. The portfolio typically holds 25 to 30 stocks.

•
The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

•
Stocks may be sold when business fundamentals and/or dividend growth prospects have changed or the stock price has achieved the team’s valuation target. The stock may also be sold if better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

•	Risk of Loss: You could lose money by investing in the Fund.
•
Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•
Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

•
Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

WESTCORE LARGE-CAP DIVIDEND FUND (CONTINUED)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 3/31/2012 17.74%               Lowest Quarterly Return: 12/31/2008 (23.08)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Large-Cap Dividend Fund	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	4.43%	11.14%	6.69%
Return After Taxes on Distributions	(4.31)%	6.55%	4.21%
Return After Taxes on Distributions and Sale of Fund Shares	8.52%	8.11%	4.96%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%

*
Effective as of December 31, 2016, the Fund’s benchmark is the Russell 1000® Index. The Fund changed its benchmark from the Russell 1000® Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance.

WESTCORE LARGE-CAP DIVIDEND FUND (CONTINUED)

	1 Year	5 Years	Since Inception Institutional Class Only (September 28, 2007)
Institutional Class
Return Before Taxes	4.68%	11.35%	5.39%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	7.70%

*
Effective as of December 31, 2016, the Fund’s benchmark is the Russell 1000® Index. The Fund changed its benchmark from the Russell 1000® Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance.

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Derek R. Anguilm, CFA Partner, Co-Director of Value Research – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Troy Dayton, CFA Partner, Co-Director of Value Research – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Mark M. Adelmann, CFA, CPA Partner, Value Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Paul A. Kuppinger, CFA Vice President, Quantitative Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Lisa Z. Ramirez, CFA Partner, Value Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Alex A. Ruehle, CFA Partner, Value Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class and $250,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for the Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax. Investments held through tax-deferred arrangements may be taxed in the future upon withdrawal.

Financial Intermediary Compensation - Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Westcore Mid-Cap Value Dividend Fund II Summary Prospectus/Summary Section

Effective December 27, 2016, the following replaces the Summary Prospectus/Summary Section for the Westcore MIDCO Growth Fund.

WESTCORE MID-CAP VALUE DIVIDEND FUND II

Investment Objective

The Westcore Mid-Cap Value Dividend Fund II (the “Fund”) seeks to achieve long-term capital appreciation by investing primarily in dividend-paying, medium-sized companies whose stocks appear to be undervalued.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Retail Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Annual Account Maintenance Fee (for Retail Class accounts under $750)	$12.00	–
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	None	None
Other Expenses	0.38%	0.32%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.04%	0.98%
Fee Waiver and Expense Reimbursement(2)	0.00%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(2)	1.04%	0.90%

(1)
The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Financial Highlights in this Fund’s prospectus because the Financial Highlights include only the operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.

(2)
Denver Investments (the “Adviser”) has contractually agreed to waive certain investment advisory and/or administration fees and/or to reimburse other expenses from April 30, 2016 until at least April 30, 2017. The first waiver/reimbursement applies so that the ratio of expenses to average net assets, as reported in the Fund’s Financial Highlights, will be no more than 1.15% for the Fund’s Retail Class for such period. The second waiver/reimbursement applies so that Fund level Other Expenses for the Institutional Class will be in the same proportion as the Retail Class waivers/reimbursements. The third waiver/reimbursement applies so that the institutional class-specific Other Expenses are reimbursed. The Adviser has contractually agreed to waive/reimburse all of these class-specific Other Expenses, but only to the extent that the difference between the net Institutional Class and net Retail Class expense ratios, after applying the waiver/reimbursement, does not exceed 25 basis points. These agreements may not be terminated or modified prior to April 30, 2017 without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$106	$331	$574	$1,270
Institutional Class	$92	$304	$534	$1,193

WESTCORE MID-CAP VALUE DIVIDEND FUND II (CONTINUED)

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies of the Fund

•
The Fund emphasizes investments in medium-sized, dividend-paying companies that the portfolio management team believes to be undervalued based upon various financial measures/ratios and rigorous company-specific research and analysis.

•	Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in medium-sized, dividend-paying companies.
•
The Fund currently considers “medium-sized companies” to be those included in, or similar in size to those included in its benchmark index, the Russell Midcap® Value Index, at the time of purchase. As of the most recent “reconstitution” of the benchmark index on June 30, 2016, the benchmark capitalization range was $1.8 billion to $28.6 billion. As of September 30, 2016, the weighted average market capitalization of the benchmark index was approximately $11.8 billion Please note that these market capitalization measures will fluctuate over time.

•
The team implements an investment strategy that is based on the belief that the market rewards companies over time for free cash flow rather than reported earnings. The strategy utilizes a bottom-up approach, which is grounded in independent fundamental research. The team seeks to invest in companies in which the future free cash flow and return on invested capital appear to be undervalued by the market. The team constructs a diversified portfolio designed to generate alpha, or risk-adjusted excess return, relative to the Fund’s benchmark, primarily through stock selection.

•
Through a combination of proprietary, sector-specific quantitative screening and independent fundamental analysis, the team seeks to identify and thoroughly assess the key value-creating drivers for a company.

•
The team researches companies in which the early fundamental improvement in free cash flow appears sustainable and not yet recognized by the market. The team seeks to develop an in-depth understanding of the economics of the business and sustainability of a company’s competitive advantage by gathering information about the company’s product(s) or service(s) by talking to sources including customers, suppliers, competitors and other industry contacts.

•
The goal of the team’s process is to invest in cash-generative companies at attractive valuations. The team values companies based primarily on a proprietary discounted cash flow model using estimates derived from its proprietary research. The team seeks to manage risk through its valuation discipline and through in-depth fundamental research and portfolio structure.

•
With respect to portfolio structure, the team maintains exposure to most sectors within the benchmark; however, with an active management process, there will be variances in sector exposure relative to the benchmark index. The team maintains guidelines to monitor this variance.

•
The Fund expects to only invest in securities of companies whose stock is traded on U.S. markets, including depository receipts or shares issued by companies incorporated outside of the United States (e.g., ADRs).

•
Stocks may be sold when conditions have changed and the company’s prospects are no longer attractive, its stock price has achieved the team’s valuation target or better relative investment opportunities have been identified.

Principal Risks of Investing in the Fund

•	Risk of Loss: You could lose money by investing in the Fund.
•
Market Risk: As with any equity fund, the value of your investment will fluctuate over time in response to overall movements in the stock market. Further, investments in common stocks tend to be more volatile than many other investment choices. The financial crisis in the United States and many foreign economies over the past several years has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign.

•	Portfolio Management Risk: The Fund is subject to the risk that the securities held by the Fund will underperform other securities and/or may decline in value.
•
Indirect Foreign Exposure Risk: Investments in U.S.-traded securities that are organized under the laws of a foreign country or have significant business operations abroad may be impacted by certain foreign exposure risks indirectly. This includes securities in the form of sponsored and unsponsored depositary receipts. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these depositary receipts generally bear all of the costs of the depositary facility and the bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications from the foreign issuer or to pass through voting rights. These risks will vary from time to time and from country to country especially if the country is considered an emerging market or developing country.

•
Small- and Medium-Sized Company Risk: The small- and medium-sized companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and medium-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Small- and medium-sized companies may be more thinly-traded than larger, more established companies. These risks may be greater with respect to small-sized companies.

•
Portfolio Turnover Risk: A higher rate of turnover (100% or more) involves correspondingly greater expenses, which must be borne by the Fund and its shareholders. It may result in higher short-term capital gains taxable to shareholders. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund’s return.

WESTCORE MID-CAP VALUE DIVIDEND FUND II (CONTINUED)

Risk/Return Bar Chart and Table

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one, five and ten years for the Retail Class, and one year, five years and since inception for the Institutional Class, compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.westcore.com or call toll-free 800.392.CORE (2673).

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 6/30/2009 20.12%               Lowest Quarterly Return: 12/31/2008 (25.05)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2015)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Westcore Mid-Cap Value Dividend Fund II	1 Year	5 Years	10 Years
Retail Class
Return Before Taxes	(5.08)%	6.87%	6.22%
Return After Taxes on Distributions	(6.54)%	3.03%	3.53%
Return After Taxes on Distributions and Sale of Fund Shares	(1.78)%	4.61%	4.50%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	(0.20)%	11.54%	8.16%

*
Effective as of December 31, 2016, the Fund’s benchmark is the Russell Midcap® Value Index. The Fund changed its benchmark from the Russell Midcap® Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance.

WESTCORE MID-CAP VALUE DIVIDEND FUND II (CONTINUED)

	1 Year	5 Years	Since Inception Institutional Class Only (September 28, 2007)
Institutional Class
Return Before Taxes	(4.98)%	7.05%	4.51%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	(0.20)%	11.54%	8.16%

*
Effective as of December 31, 2016, the Fund’s benchmark is the Russell Midcap® Value Index. The Fund changed its benchmark from the Russell Midcap® Growth Index because the Adviser believes the new benchmark represents a better comparison against which to measure the Fund’s performance.

Management

Investment Adviser

Denver Investments

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Derek R. Anguilm, CFA Partner, Co-Director of Value Research – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Troy Dayton, CFA Partner, Co-Director of Value Research – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Mark M. Adelmann, CFA, CPA Partner, Value Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Lisa Z. Ramirez, CFA Partner, Value Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016
Alex A. Ruehle, CFA Partner, Value Analyst – Denver Investments Portfolio Manager of the Fund	December 27, 2016

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class and $250,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for the Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.westcore.com, by telephone at 800.392.CORE (2673), by regular mail at Westcore Funds, P.O. Box 44323, Denver, CO 80201-4323, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly or annually).

Tax Information

The Fund intends to make distributions that will be taxed as ordinary income or capital gains or, in some cases, qualified dividend income subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions of the Fund will be subject to federal income tax. Investments held through tax-deferred arrangements may be taxed in the future upon withdrawal.

Financial Intermediary Compensation - Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Westcore Equity and Bond Funds Prospectus

Effective December 27, 2016:

All references to the Westcore Growth Fund are hereby replaced with Westcore Large-Cap Dividend Fund.

All references to the Westcore MIDCO Growth Fund are hereby replaced with Westcore Mid-Cap Value Dividend Fund II.

All references to the Westcore Select Fund are hereby replaced with Westcore Small-Cap Growth Fund II.

The following replaces the last paragraph in the Summary of Other Important Information Regarding Fund Shares section on page 55:

The Westcore Funds offer both Retail and Institutional Classes, except for the Westcore Small-Cap Growth Fund II, which only offers the Institutional Class and the Westcore Micro-Cap Opportunity Fund, which only offers the Retail Class.

The following replaces Additional Investment Strategies and General Portfolio Policies language regarding the Westcore Select Fund in the Additional Information about the Funds section on page 55:

•	Westcore Small-Cap Growth Fund II: long-term capital appreciation by investing primarily in small-capitalization growth companies.

The following replaces Additional Investment Strategies and General Portfolio Policies language regarding the Westcore Growth Fund in the Additional Information about the Funds section on page 55:

•	Westcore Large-Cap Dividend Fund: long-term capital appreciation by investing primarily in large, well-established, dividend-paying companies.

The following replaces Additional Investment Strategies and General Portfolio Policies language regarding the Westcore MIDCO Growth Fund in the Additional Information about the Funds section on page 55:

•	Westcore Mid-Cap Value Dividend Fund II: long-term capital appreciation by investing primarily in dividend-paying, medium-sized companies whose stocks appear to be undervalued.

In addition, the bullet points above relating to the Westcore Large-Cap Dividend Fund (formerly, the Westcore Growth Fund) and the Westcore Mid-Cap Value Dividend Fund II (formerly, the Westcore MIDCO Growth Fund) are moved to section under the heading “Westcore Value Funds” on page 55.

On page 55, in the section regarding language pursuant to Rule 35d-1 of the Investment Company Act of 1940, certain Westcore Equity Funds must notify shareholders with written notice sixty (60) days prior to any change in its investment policy:

The following replaces the principal investment policy of the Westcore Select Fund:

Westcore Small-Cap Growth Fund II: Under normal circumstances, the Fund invests at least eighty percent (80%) of the value of its net assets plus any borrowings for investment purposes in small-cap companies.

The following replaces the principal investment policy of the Westcore Growth Fund:

Westcore Large-Cap Dividend Fund: Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets in large, well-established, dividend-paying companies, as measured at the time of purchase.

The following replaces the principal investment policy of the Westcore MIDCO Growth Fund:

Westcore Mid-Cap Value Dividend Fund II: Under normal circumstances, at least eighty percent (80%) of the value of the Fund’s net assets, plus any borrowings for investment purposes, is invested in mid-cap dividend-paying companies.

The following replaces the chart which presents certain portfolio management risks attributable to specific Equity Funds in the Principal Risks of Westcore Equity Funds section on page 58:

	Direct Foreign Exposure Risk	Indirect Foreign Exposure Risk	Currency Risk	Small- and Medium- sized Company Risk	Portfolio Turnover Risk
Westcore Small-Cap Growth		●		●
Westcore Small-Cap Growth II		●		●	●
Westcore Global Large-Cap Dividend	●	●	●
Westcore Large-Cap Dividend		●			●
Westcore Mid-Cap Value Dividend		●		●
Westcore Mid-Cap Value Dividend II		●		●	●
Westcore Small-Cap Value Dividend		●		●
Westcore Micro-Cap Opportunity		●		●	●
Westcore International Small-Cap	●	●	●	●

The following is added to the list of ‘Important notes on purchasing shares’ in the How to Invest and Obtain Information section on page 64.

• Shareholders of the Westcore Small-Cap Growth Fund II (formerly the Westcore Select Fund) prior to December 27, 2016 will be entitled to the retail class minimums described below. New investors on or after December 27, 2016 will need to comply with the Institutional Class minimum described below.

In the Distributions and Taxes section on page 75, the following replaces the Distribution Schedule chart:

Fund	Income Dividends	Capital Gains
Westcore Small-Cap Growth Fund
Westcore Small-Cap Growth Fund II
Westcore Mid-Cap Value Dividend Fund
Westcore Mid-Cap Value Dividend Fund II
Westcore Small-Cap Value Dividend Fund
Westcore Micro-Cap Opportunity Fund
Westcore International Small-Cap Fund
	Generally declared and paid annually	Declared and paid at least annually and generally in December
Westcore Global Large-Cap Dividend Fund Westcore Large-Cap Dividend Fund	Generally declared and paid quarterly	Declared and paid at least annually and generally in December
Westcore Flexible Income Fund Westcore Plus Bond Fund Westcore Colorado Tax-Exempt Fund	Declared and paid monthly	Declared and paid at least annually and generally in December

In the Management of the Funds section, under Investment Personnel, the following replaces language regarding the Westcore Growth Fund on page 79:

Westcore Large-Cap Dividend Fund
The Westcore Large-Cap Dividend Fund (the “Fund”) is managed by Mr. Troy Dayton, CFA, and Mr. Derek R. Anguilm, CFA, Co-Directors of Value Research, Mr. Mark M. Adelmann, CFA, CPA, Mr. Paul A. Kuppinger, CFA, Ms. Lisa Z. Ramirez, CFA, and Mr. Alex A. Ruehle, CFA. These individuals have each been assigned specific industries to focus their research efforts. The portfolio managers are further supported by research analysts. Every new investment is presented to the portfolio managers who review investment ideas to determine whether that potential investment is attractive and compatible with the Fund’s investment objective. The portfolio managers typically seek to reach consensus on all investment decisions.

In the Management of the Funds section, under Investment Personnel, the following replaces language regarding the Westcore MIDCO Growth Fund on page 80:

Westcore Mid-Cap Value Dividend Fund II
The Westcore Mid-Cap Value Dividend Fund II (the “Fund”) is managed by Mr. Derek R. Anguilm, CFA, and Mr. Troy Dayton, CFA, Co-Directors of Value Research, Mr. Mark M. Adelmann, CFA, CPA, Ms. Lisa Z. Ramirez, CFA and Mr. Alex A Ruehle, CFA. These individuals have each been assigned specific industries to focus their research efforts. The portfolio managers are further supported by research analysts. Every new investment is presented to the portfolio managers who review investment ideas to determine whether that potential investment is attractive and compatible with the Fund’s investment objective. The portfolio managers typically seek to reach consensus on all investment decisions.

In the Management of the Funds section, under Investment Personnel, the following replaces language regarding the Westcore Select Fund on page 80:

Westcore Small-Cap Growth Fund II
The Westcore Small-Cap Growth Fund II (the “Fund”) is managed by Mr. Brian C. Fitzsimons, CFA, Portfolio Manager and Director of Small-Cap Growth Research, Mr. Mitch S. Begun, CFA, Portfolio Manager, and Mr. Adam C. Bliss, Portfolio Manager, who are all members of the Small-Cap Growth team. This team is further supported by the dedicated analyst on the team. Each portfolio manager is assigned specific industries to focus their research efforts. Any Small-Cap Growth team member may recommend purchase and sell decisions. The recommendation is then reviewed by the Small-Cap Growth team to determine whether it is compatible with the Fund’s investment objective. The portfolio managers will generally reach a decision to buy or sell a security; however Mr. Fitzsimons, as director of Small-Cap Growth research, has ultimate responsibility for the final decision to buy or sell a security.

In the Management of the Funds section, under Portfolio Managers beginning on page 81:

Language regarding Mr. Craig W. Juran, CFA, is hereby deleted.

Language regarding Mr. Mitch S. Begun, CFA is replaced with:

Mitch S. Begun, CFA has been a portfolio manager of the Westcore Small-Cap Growth Fund since December 19, 2013, and the Westcore Small-Cap Growth Fund II Fund since December 27, 2016. He is a partner and portfolio manager at Denver Investments and is an analyst on the Small-Cap Growth team. Prior to joining the firm in 2003, Mr. Begun worked as an equity research associate at Raymond James & Associates. Mr. Begun received a BSBA from the University of North Carolina at Chapel Hill. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Language regarding Mr. Adam C. Bliss is replaced with:

Adam C. Bliss has been a portfolio manager of the Westcore Small-Cap Growth Fund since December 19, 2013 and the Westcore Small-Cap Growth Fund II Fund since December 27, 2016. He is also a partner and portfolio manager at Denver Investments and is an analyst on the Small-Cap Growth team. Prior to joining the firm in 2004, Mr. Bliss was a co-portfolio manager and equity analyst at Berger Funds where he entered the investment field at the beginning of his career. He received a BSBA from Saint Mary’s College of California and an MBA from the

Language regarding Mr. Brian C. Fitzsimons, CFA is replaced with:

Brian C. Fitzsimons, CFA has been a portfolio manager of the Westcore Small-Cap Growth Fund since December 19, 2013 and the Westcore Small-Cap Growth Fund II Fund since December 27, 2016. He is also a partner and portfolio manager at Denver Investments and is director of Small-Cap Growth research. Prior to joining the firm in 2005, Mr. Fitzsimons was a finance manager at Newmont Capital Ltd. from 2004 to 2005, an equity analyst at A.G. Edwards & Sons, Inc. from 2002 to 2004, and an equity analyst at Berger Funds during 2002. He received a BS from Metropolitan State College of Denver and an MBA from the University of Denver. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Language regarding Mr. Mark M. Adelmann, CFA, CPA, is replaced with:

Mark M. Adelmann, CFA, CPA has been a portfolio manager of the Westcore Global Large-Cap Dividend Fund since June 3, 2002, the Westcore Mid-Cap Value Dividend Fund since October 1, 2002, the Westcore Small-Cap Value Dividend Fund since December 13, 2004 and the Westcore Large-Cap Dividend Fund and Westcore Mid-Cap Value Dividend Fund II since December 27, 2016. Mr. Adelmann is also a partner and portfolio manager at Denver Investments and is an analyst on the Value team. Prior to joining the firm in 1995, he worked with Deloitte & Touche for 14 years in auditing and financial reporting and achieved the level of senior manager. Mr. Adelmann received a BS from Oral Roberts University. He is a Certified Public Accountant and is a member of the American Institute of CPAs. He is also a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Language regarding Derek R. Anguilm, CFA, is replaced with:

Derek R. Anguilm, CFA has been a portfolio manager of the Westcore Global Large-Cap Dividend and the Westcore Mid-Cap Value Dividend Funds since October 1, 2003, the Westcore Small-Cap Value Dividend Fund since December 13, 2004, and the Westcore Large-Cap Dividend Fund and Westcore Mid-Cap Value Dividend Fund II since December 27, 2016. He is also a partner and portfolio manager at Denver Investments and is a co-director of Value research. Mr. Anguilm started at Denver Investments in 2000 and joined the Value team in 2001. Prior to joining the firm, he was a research assistant at Everen Securities for one year. Mr. Anguilm received a BS from Metropolitan State College of Denver. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Language regarding Troy Dayton, CFA, is replaced with:

Troy Dayton, CFA has been a portfolio manager of the Westcore Global Large-Cap Dividend and the Westcore Mid-Cap Value Dividend Funds since October 1, 2002, the Westcore Small-Cap Value Dividend Fund since December 13, 2004, and the Westcore Large-Cap Dividend Fund and Westcore Mid-Cap Value Dividend Fund II since December 27, 2016. He is also a partner and portfolio manager at Denver Investments and is a co-director of Value research. Prior to joining the firm in 2002, Mr. Dayton was an equity research analyst with Jurika and Voyles and an equity research associate at Dresdner RCM Global Investors. He also worked as a trading support officer for Citibank’s Global Asset Management Department in London, England. Mr. Dayton received a BSB from Colorado State University. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Language regarding Paul A. Kuppinger, CFA, is replaced with:

Paul A. Kuppinger, CFA has been a portfolio manager of the Westcore Global Large-Cap Dividend Fund since April 30, 2014, the Westcore Micro-Cap Opportunity Fund since June 23, 2008, and the Westcore Large-Cap Dividend Fund since December 27, 2016. He is also a vice president, portfolio manager and quantitative analyst at Denver Investments. Prior to joining the firm in 2006, Mr. Kuppinger spent 17 years in the wealth management business, most recently as a principal, chief investment officer, and chief compliance officer at Rocky Mountain Wealth Advisors. He also has held positions of vice president of research for Curian Capital for one year and director of research for Prima Capital for four years. Prior to that, he worked for KPMG’s Investment Advisory Practice, where he built the investment and operations platform. Mr. Kuppinger received a BA from The Colorado College and an MBA from the University of Colorado. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Language regarding Lisa Z. Ramirez, CFA, is replaced with:

Lisa Z. Ramirez, CFA has been a portfolio manager of the Westcore Global Large-Cap Dividend, the Westcore Mid-Cap Value Dividend, the Westcore Small-Cap Value Dividend Funds since April 30, 2009, and the Westcore Large-Cap Dividend Fund and Westcore Mid-Cap Value Dividend Fund II since December 27, 2016. She is also a partner and portfolio manager at Denver Investments and an analyst on the Value team. Prior to joining the Value team in 2005, Ms. Ramirez was with the Mid-Cap Growth equity team for eight years. Prior to joining the Mid-Cap Growth equity team Ms. Ramirez started her career at Denver Investments as a portfolio administrator. She received a BS from the University of Colorado at Denver and an MBA from Regis University. Ms. Ramirez is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.

Language regarding Alex A. Ruehle, CFA, is replaced with:

Alex A. Ruehle, CFA has been a portfolio manager of the Westcore Global Large-Cap Dividend Fund since April 30, 2014, the Westcore Mid-Cap Value Dividend and the Westcore Small-Cap Value Dividend Funds since April 29, 2016, and the Westcore Large-Cap Dividend Fund and Westcore Mid-Cap Value Dividend Fund II since December 27, 2016. He is a partner and portfolio manager at Denver Investments and an analyst on the Value team. Mr. Ruehle joined Denver Investments in 2008. He received a BS and an MBA from the University of Denver. He is a CFA® charterholder and a member of CFA Institute and CFA Society Colorado.